Securities Sold under Agreements to Repurchase	12 Months Ended
Dec. 31, 2019
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Securities Sold under Agreements to Repurchase
19	SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Interbank market	63,631	125,788
Stock exchange market	54,457	66,353

Total	118,088	192,141

Maturing:
Within 30 days	117,928	192,141
After 90 days	160	—

Total	118,088	192,141

As at 31 December 2019, bonds with a carrying value of RMB92,011 million (as at 31 December 2018: RMB139,784 million) were pledged as collateral for financial assets sold under agreements to repurchase resulting from repurchase transactions entered into by the Group in the interbank market.
For debt repurchase transactions through the stock exchange, the Group is required to deposit certain exchange-traded bonds into a collateral pool with fair value converted at a standard rate pursuant to the stock exchange’s regulation which should be no less than the balance of the related repurchase transaction. As at 31 December 2019, the carrying value of securities deposited in the collateral pool was RMB256,700 million (as at 31 December 2018: RMB174,323 million). The collateral is restricted from trading during the period of the repurchase transaction.